Subsequent event	3 Months Ended
Jan. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent event
Note 16.    Subsequent events
On February 17, 2023, CIBC announced that we have entered into an agreement with the special purpose vehicle controlled by Cerberus Capital Management L.P. (“Cerberus”) to fully settle the lawsuit filed by Cerberus against CIBC, including the most recent judgment of the New York Court, as discussed in Note 13 to our interim consolidated financial statements. Pursuant to the settlement agreement, CIBC has agreed to pay US$770 million to Cerberus in full satisfaction of the judgment, and both parties have agreed to arrange for the immediate dismissal, with prejudice, of all claims, counterclaims and appeals relating to the litigation.
CIBC recorded a pre-tax provision of $1,169 million in the first quarter of 2023, representing damages and pre-judgment interest totaling US$855 million through January 31, 2023. The US$85 million difference between the amount recorded in the first quarter of 2023 and the settlement amount will be recognized in the second quarter of 2023.